Basis of Presentation and Significant Accounting Policies - classified as fixed assets useful life (Details)	9 Months Ended
Sep. 30, 2022
Leasehold property improvements, right of use asset
Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of lease term or useful life
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Economic Life	5 years
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Economic Life	3 years
IT equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Economic Life	3 years